Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2025 and 2024. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2025 and 2024, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2025	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	14,534,464	—	—	—	—	14,534,464	—	14,534,464	—	14,534,464
Total	14,534,464	—	—	—	—	14,534,464
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	162,651,289	—	162,651,289	—	—	—	—
Customers	—	—	—	111,994,478	—	111,994,478	—	—	—	—
Officials and employees	—	—	—	5,342,168	—	5,342,168	—	—	—	—
Sundry debtors	—	—	—	18,378,494	—	18,378,494	—	—	—	—
Investments in associates	—	—	—	2,794,404	—	2,794,404	—	—	—	—
Notes receivable	—	—	—	893,152	—	893,152	—	—	—	—
Mexican Government Bonds	—	—	—	21,435,936	—	21,435,936	21,765,389	—	—	21,765,389
Other assets	—	—	—	11,281,010	—	11,281,010	—	—	—	—
Total	—	—	—	334,770,931	—	334,770,931
Financial liabilities measured at fair value
Derivative financial instruments	(78,106,329)	—	—	—	—	(78,106,329)	—	(78,106,329)	—	(78,106,329)
Total	(78,106,329)	—	—	—	—	(78,106,329)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(436,704,206)	(436,704,206)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(67,884,889)	(67,884,889)	—	—	—	—
Leases	—	—	—	—	(41,184,280)	(41,184,280)	—	—	—	—
Long-term contractual liabilities	—	—	—	—	(193,033,065)	(193,033,065)	—	(182,718,845)	—	(182,718,845)
Debt	—	—	—	—	(1,531,298,090)	(1,531,298,090)	—	(1,432,095,661)	—	(1,432,095,661)
Total	—	—	—	—	(2,270,104,530)	(2,270,104,530)

	Carrying amount						Fair value hierarchy
As of December 31, 2024	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	9,203,958	—	—	—	—	9,203,958	—	9,203,958	—	9,203,958
Equity instruments (1)	—	—	962,783	—	—	962,783	—	962,783	—	962,783
Total	9,203,958	—	962,783	—	—	10,166,741
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	88,841,826	—	88,841,826	—	—	—	—
Customers	—	—	—	126,733,175	—	126,733,175	—	—	—	—
Officials and employees	—	—	—	5,541,324	—	5,541,324	—	—	—	—
Sundry debtors	—	—	—	26,789,620	—	26,789,620	—	—	—	—
Investments in associates	—	—	—	2,692,938	—	2,692,938	—	—	—	—
Notes receivable	—	—	—	1,021,778	—	1,021,778	—	—	—	—
Mexican Government Bonds	—	—	—	35,875,353	—	35,875,353	35,279,002	—	—	35,279,002
Other assets	—	—	—	7,927,877	—	7,927,877	—	—	—	—
Total	—	—	—	295,423,891	—	295,423,891
Financial liabilities measured at fair value
Derivative financial instruments	(108,972,467)	—	—	—	—	(108,972,467)	—	(108,972,467)	—	(108,972,467)
Total	(108,972,467)	—	—	—	—	(108,972,467)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(505,989,382)	(505,989,382)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(72,773,222)	(72,773,222)	—	—	—	—
Leases	—	—	—	—	(46,825,266)	(46,825,266)	—	—	—	—
Debt	—	—	—	—	(1,978,772,255)	(1,978,772,255)	—	(1,745,481,072)	—	(1,745,481,072)
Total	—	—	—	—	(2,604,360,125)	(2,604,360,125)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
As of December 31, 2025 and 2024, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2025
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	4,631,591	57,235,299	(52,603,708)	17.9667	(945,115,041)
Euro	600,546	5,107,518	(4,506,972)	21.0974	(95,085,391)
Pounds sterling	345	2,688	(2,343)	24.1607	(56,609)
Japanese yen	—	80,142,852	(80,142,852)	0.1146	(9,184,371)
Swiss francs	—	217	(217)	22.6758	(4,921)
Total					Ps.	(1,049,446,333)

	As of December 31, 2024
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	16,359,113	105,786,263	(89,427,150)	20.2683	(1,812,536,304)
Euro	1,382	6,748,800	(6,747,418)	20.9868	(141,606,712)
Pounds sterling	904,818	454,525	450,293	25.3860	11,431,138
Japanese yen	—	80,127,438	(80,127,438)	0.1289	(10,328,427)
Swiss francs	—	220	(220)	22.3721	(4,922)
Total					Ps.	(1,953,045,227)